DEBT	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
DEBT

NOTE 4 – DEBT

The Company entered into a note payable agreement with an unrelated company with a conversion option. The principal amount of $200,000, which is unsecured, together with interest at 9% was due June 15, 2020. In lieu of cash repayment, the outstanding principal amount of the note, plus all accrued unpaid interest may be converted at the option of the party, in whole or in part, into shares of Common Stock. As of the December 31, 2020, the note had a balance of $200,000. The note and accrued interest were paid in full in the first quarter of 2021.

In January 2020, the Company entered into a Senior Secured Note agreement with an unrelated party. The principal amount of $500,000, which is secured by a security agreement, together with interest at 8%, plus additional 2% in the event of default, was due February 8, 2021. On April 14, 2022 the company entered into a Debt modification agreement with the note holder, extending the maturity to July 31, 2022. The extension was executed in exchange for consideration of warrants exchangeable for 400,000 shares of common stock at a price of $1.50 per share issued to the debt holders on January 28, 2022. See Note 5 for details of warrants. As of September 30, 2022, the balance of the note was $500,000 and the Company is in default of the agreement. i

In January 2020, the Company entered into a Senior Secured Note agreement with a related party stockholder. The principal amount of $250,000, which is secured by a security agreement, together with interest at 8%, plus additional 2% in the event of default, was due February 8, 2021. This debt was converted to equity in June 2021. The balance of the note was $0 and $0 as of September 30, 2022 and 2021, respectively.

In January 2020, the Company entered into another Senior Secured Note agreement with a stockholder. The principal amount of $250,000, which is secured by a security agreement, together with interest at 8%, plus additional 2% in the event of default, was due February 8, 2021. This debt was converted to equity in June 2021. The balance of the note is $0 and $0 as of as of September 30, 2022 and 2021, respectively.

In January 2020, the Company entered into a Senior Secured Note agreement with an unrelated party. The principal amount of $333,000, which is secured by a security agreement, together with interest at 8%, plus additional 2% in the event of default, was due February 8, 2021. This debt was converted to equity in June 2021. The balance of the note was $0 and $333,000 as of September 30, 2022 and 2021, respectively.

In January 2020, the Company entered into a Senior Secured Note agreement with an unrelated party. The principal amount of $167,000, which is secured by a security agreement, together with interest at 8%, plus additional 2% in the event of default, was due February 8, 2021. On April 14, 2022 the company entered into a Debt modification agreement with the note holder, extending the maturity to July 31, 2022. The extension was executed in exchange for consideration of warrants exchangeable for 250,000 shares of common stock at a price of $1.50 per share issued to the debt holders on January 28, 2022. See Note 5 for details of warrants. The balance of the note is $117,000 at September 30, 2022. The Company is in default of the debt agreement as of September 30, 2022.

In September 2020, the Company entered a non-interest bearing, unsecured note agreement with two shareholders for $104,000 with an unspecified due date. The note was converted to equity in June 2021. The balance was $0 as of September 30, 2022, and 2021, respectively.

In September 2021, as part of a termination of license agreement with Purple BioTech, the Company issued a convertible note in the principal amount of $1,500,000 that is payable on or before February 2023, bearing interest of 5% per annum and convertible in whole or in part at any time by Purple BioTech into shares of Coeptis’ common stock. The conversion price is $5 per share of common stock, subject to certain adjustments under such terms and conditions as agreed between the parties. Coeptis may prepay the principal amount of the Note plus accrued and unpaid interest at any time, prior to the Maturity Date. Inventory, which has been fully written-off on the Company’s balance sheet, will be transferred back to Purple at Purple’s cost. The Company is in compliance with the debt agreement as of September 30, 2022.

Loans under the CARES Act -- On May 6, 2020, the Company received loan proceeds in the amount of approximately $77,500 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable after eight weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. In February 2021, an additional $77,595 was received by the Company under the second round of PPP (“PPP2”). The Company has used the proceeds for purposes consistent with its intended use. Both the PPP and the PPP2 loans were forgiven in full, along with accrued interest, during 2021. The balance of the notes was $0 and $77,595 as of September 30, 2022 and 2021, respectively.

On July 8, 2020, the Company received a loan of $150,000 from the from the United States Small Business Administration (the “SBA”) under its Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the Company’s business. Proceeds are intended to be used for working capital purposes. Interest on the EIDL Loan accrues at the rate of 3.75% per annum and installment payments, including principal and interest, are due monthly in the amount of $731. Installment payments have been deferred by the SBA until January 2023. The balance of principal and interest is payable thirty years from the date of the promissory note. The balance of the loan is $150,000, as of September 30, 2022 and 2021.

Maturities of long-term debt are as follows for the years ended December 31,

2022	$–
2023	–
2024	–
2025	–
2026	–
2027	1,420
Thereafter	148,580
Total long-term debt	$150,000